Intangible Assets, Net (Details) - Schedule of acquired intangible assets - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 11,113,000	$ 11,113,000
Average Estimated Life	9 years
Less: Accumulated amortization	$ (769,462)	(192,423)
Total	10,343,538	10,920,577
Patent products [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 10,277,000	10,277,000
Average Estimated Life	15 years 4 months 24 days
Licenses and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 836,000	$ 836,000
Average Estimated Life	9 years